Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document And Entity Information [Abstract]
Entity Registrant Name	SAPIENS INTERNATIONAL CORP N V
Entity Central Index Key	0000885740
Trading Symbol	SPNS
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	0